Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30, 2023	December 31, 2022
Intangible assets
Cost	$12,494	$13,136
Accumulated amortization	(4,082)	(2,851)
Additions, at cost		-
Amortization current period	(647)	(1,471)
Intangible assets, net	$7,765	$8,814

The intangible assets represent the ERAYAK trademark and the Company’s purchase of patents related to new technologies to produce inverters.

There were no disposals for the fiscal periods ended June 30, 2023 and December 31, 2022.

During the periods of June 30, 2023 and December 31, 2022, the Company had no impaired or pledged intangibles.

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2024	$1,249	$6,516
2025	1,249	5,267
2026	1,249	4,018
2027	1,249	2,769
2028	1,249	1,520